DWS Small Mid Cap Growth VIP Average Annual Total Returns - Class A [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.31%	2.98%	10.55%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.11%	2.05%	7.34%
Performance Inception Date	May 02, 1994